Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases
8.	Leases

The Company adopted ASU No. 2016-02, Leases ASC Topic 842 effective January 1, 2022. The Company elected the modified retrospective transition method under ASC Topic 842 and as such information prior to January 1, 2022 has not been restated and continues to be reported under the accounting standards in effect for the period (ASC Topic 840-Leases). The Company elected the package of practical expedients which allows the Company to carry forward its historical lease classification assessment of whether a contract is or contains a lease and initial direct costs for leases that exist prior to adoption. The Company used its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments.

On February 1, 2021, the Company entered into a lease with Gardens Bio Science Partners, LLC, an entity under common control of the Company’s co-founder and Chairman of the Board. The leased premises consist of 20,000 square feet of office and warehouse space and has a lease term of 10 years at an annual base rent of $260,000 subject to escalation of 2.5% on an annual basis.

The company recognized a right of use asset of $1,731,905 and corresponding lease liability for this lease on January 1, 2022. For purposes of calculating the right of use asset and lease liability, the Company estimated that its incremental borrowing rate was 9.99% per annum.

Future minimum lease payments under noncancellable operating leases as of December 31, 2022 were as follows:

Years ending December 31,
2023	$272,058
2024	278,858
2025	285,829
2026	292,975
2027	300,299
Thereafter	1,000,801
Total Lease Payments	2,430,820
Less: Imputed Interest	(795,620)
Total Lease Liability	$1,635,200

For the year ended December 31, 2022, the operating cash outflows for lease payments totaled $265,421 and the operating lease cost, recognized on a straight-line basis totaled $294,137. At December 31, 2022, the remaining lease term was 98 months.